Note 2 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents, at Carrying Value (in Dollars)	$ 7,888,000	$ 7,324,000	$ 5,565,000
Weighted Average Number of Shares Outstanding, Basic (in Shares)	3,803,331	3,803,331
Weighted Average Number Diluted Shares Outstanding Adjustment (in Shares)	254,779	48,618
Annual Membership Fees [Member]
Deferred Revenue (in Dollars)	$ 2,200,000	$ 2,100,000
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	0
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	30
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	50
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10